Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2011 Mexico ham boning and processing plant Y	Oct. 01, 2011 Mexico ham boning and processing plant Pork	Dec. 31, 2011 Land and improvements Y	Dec. 31, 2010 Land and improvements	Dec. 31, 2011 Buildings and improvements Y	Dec. 31, 2010 Buildings and improvements	Dec. 31, 2011 Machinery and equipment Y	Dec. 31, 2010 Machinery and equipment	Dec. 31, 2011 Vessels and vehicles Y	Dec. 31, 2010 Vessels and vehicles	Dec. 31, 2011 Office furniture and fixtures Y	Dec. 31, 2010 Office furniture and fixtures	Dec. 31, 2011 Construction in progress	Dec. 31, 2010 Construction in progress
Property, plant and equipment
Useful lives, minimum (in years)	3				0				3		3
Useful Lives, maximum (in years)	30				15				20		18
Useful Lives (in years)							30						5
Gross property, plant and equipment	$ 1,656,508	$ 1,496,312			$ 173,517	$ 166,201	$ 376,659	$ 348,160	$ 794,435	$ 727,148	$ 147,125	$ 144,380	$ 28,376	$ 26,527	$ 136,396	$ 83,896
Accumulated depreciation and amortization	(859,686)	(795,181)
Net property, plant and equipment	796,822	701,131	3,840
Period of plant operation (in years)			2
Impairment charge	5,600			5,600
Impairment charge offset by reduction to noncontrolling interest			1,830
Total impact on net earnings attributable to Seaboard, net of taxes			$ 2,300